Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Derivative Financial Instruments
Schedule of fair value of the derivative assets

	As of December 31,
	2021	2022
Derivative assets carried at fair value through profit or loss (FVTPL)
Interest rate swaps	—	3,576
Total	—	3,576
Derivative financial instruments—current assets	—	2,440
Derivative financial instruments—non-current assets	—	1,136
Total	—	3,576

Schedule of fair value of the derivative liabilities

	As of
	December 31,
	2021	2022
Derivative liabilities carried at fair value through profit or loss (FVTPL)
Interest rate swaps	9,245	—
Total	9,245	—
Derivative financial instruments—current liability	5,184	—
Derivative financial instruments—non-current liability	4,061	—
Total	9,245	—

Schedule of interest rate swaps held for trading

					Fixed	Notional Amount
		Trade	Effective	Termination	Interest	December 31,	December 31,
Company	Counterparty	Date	Date	Date	Rate	2021	2022
GasLog Partners	GasLog	Nov 2016	Nov 2016	July 2022	1.72%/1.52%*	130,000	—
GasLog Partners	GasLog	July 2017	July 2017	June 2022	2.19%/1.99%*	80,000	—
GAS-twenty seven Ltd.	DNB Bank ASA	July 2020	July 2020	July 2024	3.146%	48,889	48,889
GAS-twenty seven Ltd.	DNB Bank ASA	July 2020	July 2020	April 2025	3.069%	40,000	40,000
GAS-twenty seven Ltd.	ING Bank N.V.	July 2020	July 2020	July 2024	3.24%	24,444	24,444
GAS-twenty seven Ltd.	ING Bank N.V.	July 2020	July 2020	April 2025	3.176%	20,000	20,000
					Total	343,333	133,333

*Pursuant to the Credit Support Annex entered into in March 2020, whereby GasLog Partners agreed to effect deposit cash collateral payments with GasLog in connection with its derivative instruments with GasLog, the fixed interest rates of the interest rate swaps were decreased by 20 basis points or 0.2%. In November 2020, the Credit Support Annex was amended and the cash collateral held with GasLog was fully released and the fixed interest rates of the three remaining interest rate swaps with GasLog were reverted to their initial fixed rates with effect on the next interest period.

Schedule of analysis of loss/(gain) on derivatives

	For the year ended
	December 31,
	2020	2021	2022
Realized loss on interest rate swaps held for trading	6,300	8,596	3,175
Realized loss on forward foreign exchange contracts held for trading	61	—	—
Unrealized loss/(gain) on interest rate swaps held for trading	8,623	(11,092)	(12,821)
Unrealized gain on forward foreign exchange contracts held for trading	(55)	—	—
Total loss/(gain) on derivatives	14,929	(2,496)	(9,646)